Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Table Text Block
Interest Bearing Deposits Table [Text Block]
(In thousands)	December 31, 2016	December 31, 2015
Savings accounts	$7,793,533	$7,010,391
NOW, money market and other interest bearing demand deposits	8,012,706	5,632,449
Total savings, NOW, money market and other interest bearing demand deposits	15,806,239	12,642,840
Certificates of deposit:
Under $100,000	3,570,956	4,014,359
$100,000 and over	4,138,586	4,151,009
Total certificates of deposit	7,709,542	8,165,368
Total interest bearing deposits	$23,515,781	$20,808,208

Summary Of Certificates Of Deposit By Maturity Disclosures Table [Text Block]
(In thousands)
2017	$3,946,867
2018	1,347,604
2019	653,080
2020	907,971
2021	802,593
2022 and thereafter	51,427
Total certificates of deposit	$7,709,542